Geneva Advisors Emerging Markets Fund
Geneva Advisors Emerging Markets Fund
Investment Objective
The investment objective of the Geneva Advisors Emerging Markets Fund (the “Fund” or the “Emerging Markets Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Geneva Advisors Emerging Markets Fund	Geneva Advisors Emerging Markets Fund - Class R Shares	Geneva Advisors Emerging Markets Fund - Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Geneva Advisors Emerging Markets Fund		Geneva Advisors Emerging Markets Fund - Class R Shares	Geneva Advisors Emerging Markets Fund - Class I Shares
Management Fees		1.25%	1.25%
Distribution (12b-1) and Service Fees		0.35%	none
Other Expenses	[1]	14.43%	16.13%
Total Annual Fund Operating Expenses		16.03%	17.38%
Fee Waiver/Expense Reimbursement		(14.42%)	(16.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.61%	1.26%
[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between Geneva Advisors, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.60% for Class R shares and 1.25% for Class I shares of the Fund's average net assets, through November 24 , 2017. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time of the waiver.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Fee Waiver/Expense Reimbursement arrangement discussed in the table above is reflected only through November 24, 2017.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Geneva Advisors Emerging Markets Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Geneva Advisors Emerging Markets Fund - Class R Shares	164	508	3,671	8,987
Geneva Advisors Emerging Markets Fund - Class I Shares	128	400	3,815	9,273

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 70.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common and preferred stocks of companies located in emerging market countries without regard to market capitalization. Emerging markets are less developed countries as defined by the investment community and represented by the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM”).  Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe.  The Fund may invest in companies whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of American Depositary Receipts (“ADRs”).  Equity securities in which the Fund may invest also include other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities of companies located in emerging markets.

Under normal market conditions, the Adviser uses a bottom-up, fundamental investment approach to identify quality companies for the Fund’s portfolio.  In assessing whether a company is a quality company, the Adviser may consider, among other things, whether such company has sustainable competitive advantages and highly visible future growth potential, including internal revenue growth, large market opportunities and simple business models, and shows strong cash flow generation and high return on invested capital.  Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase equity securities based upon what the Adviser believes are long-term trends.  The Adviser may sell the Fund’s investments for a variety of reasons, including securing gains, to limit losses or to reinvest in more promising investment opportunities.

Principal Risks
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

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Equity Market Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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Small-Cap, Mid-Cap and Micro-Cap Company Risk.  Small-, medium-, and micro-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of these companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies, or the stock market in general.  Because of these movements, and because small-, medium- and micro-cap companies tend to be bought and sold less often and smaller amounts, they are generally less liquid than the equity securities of larger companies.

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Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Preferred Stock Risk. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

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Foreign Securities Risk.  Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

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Emerging Markets Risk.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

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Depositary Receipts Risk.  The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

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Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.

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Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

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High Portfolio Turnover Risk.  A higher portfolio turnover rate may result in increased brokerage transaction costs and the realization by the Fund, and the distribution to shareholders, of a greater amount of capital gains than if the Fund had a lower portfolio turnover rate, which may lower your after-tax return.  A high turnover rate may mean that you would have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Updated performance information will be available on the Fund’s website at www.genevafunds.com or by calling the Fund toll-free at 1-877-343-6382.